Production costs by nature (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of components of cost of sales

	2019	2018
	$	$

Raw materials and consumables	294,844	267,681
Salaries and employee benefits	82,824	94,794
Contractors	36,534	33,258
Equipment rental	22,598	3,545
Other	28,828	25,918
Silver credits	(3,028)	(2,726)
Change in inventories	(23,865)	(16,699)
Capitalized to mining interests	(64,557)	(55,326)
	374,178	350,445